March 31, 1998

SEMI-ANNUAL
REPORT

CALVERT NEW VISION
SMALL CAP FUND




Table of Contents
President's Letter                         1
Portfolio Manager Remarks                  2
Report of Independent Accountants          4
Schedule of Investments                    5
Statement of Assets and Liabilities        7
Statement of Operations                    8
Statements of Changes in Net Assets        9
Notes to Financial Statements             10
Financial Highlights                      13

CALVERT NEW VISION
SMALL CAP FUND

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Calvert Group Web-Site
Address: http://www.calvertgroup.com

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by a prospectus.



Dear Shareholders:

At the end of 1997, a financial crisis in the developing nations of Southeast Asia emerged as a threat to this historic bull market. Market pundits sounded the warning bell, and fund managers cautioned investors to check their expectations and confirm their objectives. However, as has been the case of late, each new precipice turns out to be a launching pad for a new flight upward.

Virtually every sector of the US equity market turned in double-digit returns for the first quarter of 1998. Looking beyond the US, most international markets also posted strong gains, notably the troubled Pacific Rim countries, which snapped back sharply, and the Western European markets of Germany, France and Great Britain. We're pleased to note that almost every Calvert Group fund also reported strong absolute and relative returns.

The strength of the global stock market is due in large part to the fundamental strength of major economies around the world. Favorable investment conditions of low inflation and an expanding economy have so far helped the market work through concerns for the consequences of Southeast Asia's financial troubles and worries that companies' earnings growth may not be as robust.

This protracted bull market has shown us time and again that its strength should not be underestimated. For investors, its ability to defy prediction reinforces the soundness of a long-term approach that focuses on investors' goals rather than short-term market trends.

Thank you for choosing Calvert Group. We appreciate your business and your confidence in our investment programs.

Sincerely,



Barbara J. Krumsiek
President and CEO

April 24, 1998

Portfolio Statistics
March 31, 1998

Investment Performance

                                    6 Months   12 Months
                                    ended      ended
                                    3/31/98    3/31/98
New Vision
Small Cap Fund                      3.54%      35.31%
Russell 2000
Index TR                            6.37%      42.02%
Lipper Small-Cap
Funds Average                       5.32%      43.53%

Ten Largest Stock Holdings

                                    % of Net Assets
Comdisco, Inc.                      3.81%
National Data Corp.                 3.77%
Genesee & Wyoming, Inc.,
Class A                             3.27%
Fluke Corp.                         3.02%
Sun Healthcare Group, Inc.          2.82%
Iteq, Inc.                          2.75%
Health Management Systems, Inc.     2.51%
Eltron International, Inc.          2.46%
Polaroid Corp.                      2.44%
Elan Corp. PLC, ADR                 2.36%
Total                               29.21%




Investment performance is for Class A shares and does not reflect the deduction of any front-end sales charge.

TR represents total return.

Source:  Lipper Analytical Services, Inc.

JAMES AWAD of AWAD and associates

Would you comment on the Fund's results for the six-month period ending March 31, 1998?

The Fund's performance during the past six months breaks neatly in half. During the last three months of 1997, we were challenged by fallout from the Asian currency crisis, which caused investors to seek shelter in the stocks of large, well-known companies, as well as our need to restructure the portfolio after taking the reigns from the former manager at the end of September. Our efforts and shareholders' patience were rewarded in the second half of this reporting period, when the small-cap market resumed its upward course and a number of our stock picks turned in good gains. For the first quarter of 1998, the Fund generated a total return of 8.16%, compared to a 10.06% return for the Russell 2000 Index.

The timing of the Fund's rally couldn't have been much better for shareholders who came aboard as a result of our merger with the Strategic Growth Fund. The merger occurred on December 12, 1997. We welcome all new shareholders. Specifically which companies helped or hindered overall returns? On the positive side, our largest holding, Comdisco, turned in strong gains. The company leases and sells computers and other high-tech equipment. Also doing their part to boost returns were Health Management Systems, Furniture Brands International, Network Long Distance and Sano Corporation, a recent acquisition of the Irish pharmaceutical company, Elan.

Companies sold at a profit during the quarter included C.H. Robinson Worldwide, Ovid Technologies and Shared Medical Systems. The railroad holding company Genesee & Wyoming, Inc. was down amid general concerns for this sector resulting from Union Pacific's logistics woes. Eltron International, makers of bar code printers, was punished for reporting below-expectations earnings for the fourth quarter of 1997. Sun Healthcare Group, a provider of long-term healthcare services, was off after being downgraded by Merrill Lynch.

Were you able to find attractive investment candidates despite the fact that stock prices have been on a protracted uphill climb?

Yes. In the small-cap arena, we continued to find fundamentally sound, well-run companies trading at a discount to their intrinsic value. As events in Asia settle down and investors begin to return to fundamental analysis, we expect small-cap stocks will outperform large-caps. The companies we select are likely to be market or niche leaders, have healthy balance sheets, positive and growing cash flows and significant management ownership. As examples, we point to portfolio holdings Comdisco; National Data Corporation, an information systems provider; and the jam company, J.M. Smucker. We expect to hold these stocks for several years.

What's your outlook for the balance of 1998?

Our companies should continue to benefit from the strong domestic economy. We are in a period of low inflation with moderate growth and a budget surplus while consumer confidence remains high though not over stimulated. Further, US companies, particularly small caps, are efficient and well positioned to take advantage of those strengths through 1998. We are off to a good start in 1998 and are optimistic about the future.

April 24, 1998

PORTFOLIO STATISTICS
March 31, 1998

Average Annual Total Returns

                                Class A Shares
                                as of 3/31/98
One year                        28.86%
Since inception                 2.58%
(1/31/97)

                                Class C Shares
                                as of 3/31/98
One year                        34.69%
Since inception                 6.55%
(1/31/97)

Performance Comparison
Comparison of change in value of $10,000 investment.

Line graph here showing comparison of Funds from 2/1/97 to 3/31/98

Calvert New Vision Small Cap Fund (A)         $10,274
Calvert New Vision Small Cap Fund (B)         $10,452
Russell 2000 Index TR                         $13,203
Lipper Small-Cap Funds Index                  $12,452



Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 4.75%. No sales charge has been applied to the indices used for comparison.

Past performance is no guarantee of future results.

STATEMENT OF NET ASSETS
March 31, 1998

Equity Securities - 86.8%                            Shares     Value
Auto/Truck - 1.1%
Miller Industries, Inc. *                            154,600    $1,130,512
                                                                 1,130,512

Banks - 2.1%
Doral Financial Corp.                                69,500     2,093,688
                  2,093,688

Communications - 1.1%
Periphonics Corp. *                                  85,000     1,091,719
                                                                1,091,719

Computer Services - 2.1%
Crystal Dynamics, Inc., Series D +                   13,334     62,403
Scansource, Inc. *                                   97,000     2,037,000
                                                                2,099,403

Computer Technology -  3.2%
EA Industries, Inc. *                                148,700      855,025
Printronix, Inc. *                                    46,000      770,500
Transact Technologies, Inc. *                        163,200     1,509,600
                                                                 3,135,125

Consulting Services - 3.8%
Comdisco, Inc.                                       86,500      3,773,562
                                                                 3,773,562

Data Processing - 3.8%
National Data Corp.                                  90,000      3,740,625
                                                                 3,740,625

Drugs and Pharmaceuticals - 2.7%
Dynamic Healthcare Technologies *                    144,600       356,981
Elan Corp. PLC, ADR *                                36,200      2,339,425
                                                                 2,696,406

Electrical Equipment and Components -  1.8%
Ametek, Inc.                                         27,550        824,778
WPI Group, Inc. *                                   117,750        971,438
                                                                 1,796,216

Electronics - 2.5%
Eltron International, Inc. *                         99,500      2,437,750
                                                                 2,437,750

Entertainment - 2.6%
Ascent Entertainment Group, Inc. *                   72,000        742,500
Cinar Films, Inc., Class B *                         19,100        814,138
Gaylord Entertainment Co.                            27,000        965,250
                                                                 2,521,888

Equity Securities (Cont'd)                           Shares     Value
Food - 2.4%
Corn Products International, Inc. *                  20,000     $717,500
Smucker (J.M.) Co., Class B                          65,300     1,648,825
                                                                2,366,325

Health Care Facilities - 3.6%
Aviron *                                             32,500     751,562
Sun Healthcare Group, Inc. *                         150,000    2,793,750
                                                                3,545,312

Health Care Management Services - 3.7%
American Retirement Corp. *                          53,000     1,205,750
Health Management Systems, Inc. *                    199,000    2,487,500
                                                                3,693,250

Hotel / Motel - 0.8%
Servico, Inc. *                                      35,000     739,375
                                                                739,375

Household Furnishing - 4.1%
Falcon Products, Inc.                                58,200     763,875
Furniture Brands International, Inc. *               50,000     1,609,375
Heilig Meyers Co. 119,000                                       1,673,438
                                                                4,046,688

Insurance -  1.8%
Gryphon Holdings, Inc. *                             99,200     1,773,200
                                                                1,773,200

Leisure - 2.4%
K2, Inc.                                             104,500    2,331,656
                                                                2,331,656

Machinery and Engineering - 4.2%
JLG Industries, Inc.                                 91,300     1,517,862
Middleby Corp. *                                     155,000    1,104,375
Somanetics Corp. *                                   86,500     513,594
Tokheim Corp. *                                      56,000     1,022,000
                                                                4,157,831

Medical Products - 2.0%
ATS Medical, Inc. *                                  255,000    2,008,125
                                                                2,008,125

Oil and Gas - 0.9%
Comstock Resources, Inc. *                           77,000     837,375
                                                                837,375

Photography -  2.4%
Polaroid Corp.                                       55,000     2,420,000
                                                                2,420,000

Production Technology Equipment -  3.0%
Fluke Corp.                                          125,500    2,996,312
                                                                2,996,312

Equity Securities (Cont'd)                           Shares     Value
Publishing -  2.4%
Houghton Mifflin Co.                                 37,000     $1,179,375
Wiley (John) & Sons, Inc., Class A                   22,350     1,230,647
                                                                2,410,022

Railroads - 3.3%
Genesee & Wyoming, Inc., Class A *                   123,000    3,244,125
                                                                3,244,125

Real Estate Investment Trusts - 8.0%
Excel Realty Trust, Inc.                             25,000     890,625
Haagen Alexander Properties, Inc.                    74,400     1,246,200
Innkeepers USA Trust                                 65,000     1,064,375
LTC Properties, Inc.                                 49,000     946,312
Meridian Industrial Trust, Inc.                      72,300     1,735,200
Mid Atlantic Realty Trust                            149,000    2,030,125
                                                                7,912,837

Retail -  3.4%
Syms Corp. *                                         156,000    2,203,500
U.S. Vision, Inc. *                                  117,500    1,204,375
                                                                3,407,875

Service Organizations - 7.5%
Iteq, Inc. *                                         191,000    2,721,750
Lanvision Systems, Inc. *                            181,700    908,500
Mac Gray Corp. *  45,500                             756,438
New Horizons Worldwide, Inc. *                       104,500    1,371,562
Right Management Consultants, Inc. *                 41,000     486,875
Startek, Inc. *                                      103,050    1,236,600
                                                                7,481,725

Telecommunications -  3.0%
Network Long Distance, Inc. *                        108,000    1,647,000
Nextlink Communications, Inc., Class A *             42,000     1,349,250
Sourcecom Corp., Series B, Preferred * +             100,000    0
                                                                2,996,250

Transportation / Logistics - 1.1%
Robinson (C.H.) Worldwide, Inc.                      44,000     1,144,000
                                                                1,144,000

   Total Equity Securities (Cost $82,310,384)                   86,029,177

                                                     Principal
Repurchase Agreements - 7.7%                         Amount
State Street Bank: 5.60%, dated 3/31/98,
due 4/1/98
   (Collateral: $7,768,919, FNNT,
5.71%, 3/22/00)                                      $7,600,000 7,600,000

   Total Repurchase Agreements
 (Cost $7,600,000)                                              7,600,000

Corporate Obligations - 2.3%
American Retirement Corp., 5.75%, 10/1/02            1,000,000  1,101,250
Assisted Living Concepts, 6.00%, 11/1/02             1,000,000  1,132,660

   Total Corporate Obligations (Cost $2,027,660)                2,233,910

                                                     Principal
Community Loan Notes - 2.3%                          Amount     Value
Cascadia Revolving Loan Fund, 4.00%, 4/30/99 +       $75,000    $74,576
Dorchester Bay Economic Development Corp.,
   4.50%, 6/30/00 +                                  100,000    98,589
Illinois Facilities Fund, 4.00%, 9/30/99 +           250,000    242,568
Low Income Housing Fund, 4.00%, 1/12/99 +            350,000    333,886
Mercy Loan Fund, 4.50%, 1/13/01 +                    200,000    191,492
Minnesota Non Profits Assistance Fund, 3.00%,
 4/30/01 +                                           200,000    198,716
Northeast South Dakota Energy Conservation
Corp.,
   4.00%, 4/30/99 +                                  75,000     74,576
Ohio Community Development Finance Fund,
   5.00%, 5/31/99 +                                  500,000    495,555
Rural Community Assistance Fund, 4.00%,
6/28/99 +                                            100,000    98,482
Self Help Ventures Fund, 4.50%, 3/31/00 +            300,000    283,800
Unitarian Universalist Affordable Housing
 Corp.,
   4.50%, 6/28/99 +                                  80,000     78,871
Washington Area Community Investment Fund,
   4.50%, 6/28/99 +                                  100,000    98,589
Working Capital Management, 4.00%, 9/30/02 +         50,000     48,514

   Total Community Loan Notes (Cost $2,380,000)               2,318,214

Certificates of Deposit - 0.3%
Self Help Credit Union, 5.35%, 2/24/99               100,000    100,000
South Shore Bank, 5.30%, 2/9/99                      200,000    199,108

   Total Certificates of Deposit (Cost $300,000)                299,108

   TOTAL INVESTMENTS (Cost $94,618,044) - 99.4%              98,480,409
   Other assets in excess of liabilities - 0.6%                 571,036
   Net Assets - 100%                                        $99,051,445

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest; unlimited number of no par shares authorized:
   Class A:        5,468,804 shares outstanding                82,506,465
   Class C:        663,102 shares outstanding                   9,676,466
Undistributed net investment income (loss)                      (200,116)
Accumulated net realized gain (loss) on investments             3,206,265
Net unrealized appreciation (depreciation) on investments       3,862,365

   Net Assets                                                 $99,051,445

Net Asset Value Per Share
Class A (based on net assets of $88,368,232)                       $16.16
Class C (based on net assets of $10,683,213)                       $16.11



+  Restricted securities
*  Non-income producing.


See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998

Net Investment Income
Investment Income
   Interest Income                                   $105,266
   Dividend income295,170
                  Total investment income            400,436

Expenses
   Investment advisory fee                           264,389
   Transfer agency fees and expenses                 128,250
   Distribution Plan expenses:
                  Class A                            65,023
                  Class C                            33,675
   Trustee's fees and expenses                       4,076
   Administrative fees                               29,377
   Custodian fees                                    12,928
   Registration fees                                 50,261
   Reports to shareholders                           44,739
   Professional fees                                 11,690
   Miscellaneous                                     678
   Reimbursement from Advisor                        (54,606)
                  Total expenses                     590,480
                  Fees paid indirectly               (12,928)
                  Net expenses                       577,552

   Net Investment Income (Loss)                      (177,116)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
   Securities                                        3,455,411
   Options written                                   2,299
                                                     3,457,710

Change in unrealized appreciation or depreciation    3,388,685

   Net Realized and Unrealized Gain
   (Loss) on Investments                             6,846,395

   Increase (Decrease) in Net Assets
   Resulting From Operations                         $6,669,279


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                     Six Months   Jan. 31, 1997
                                                     Ended        (Inception)
                                                     March 31,     to Sept. 30,
Increase (Decrease) in Net Assets                    1998          1997
Operations
   Net investment income (loss)                      $(177,116)  $(11,644)
   Net realized gain (loss)                          3,457,710     (8,459)
   Change in unrealized appreciation
or depreciation                                      3,388,685     473,680

   Increase (Decrease) in Net Assets
   Resulting From Operations                         6,669,279     453,577

Distributions to shareholders from
   Net investment income:
                  Class A Shares                     (23,000)          -
   Net realized gain:
                  Class A Shares                     (204,302)         -
                  Class C Shares                     (27,040)          -
   Total distributions                               (254,342)         -

Capital share transactions:
   Shares sold:
                  Class A Shares                     6,087,999    3,645,491
                  Class C Shares                     966,941        542,095
   Shares issued from merger:
                  Class A Shares                     82,605,320        -
                  Class C Shares                     10,607,601        -
   Reinvestment of distributions:
                  Class A Shares                     209,341           -
                  Class C Shares                     26,432            -
   Shares redeemed:
   Class A Shares                                    (9,275,792)    (765,893)
                  Class C Shares                     (2,169,550)    (297,054)
   Total capital share transactions                  89,058,292     3,124,639

Total Increase (Decrease) in Net Assets              95,473,229     3,578,216

Net Assets
Beginning of period                                  3,578,216         -
End of period (including undistributed net
 investment
   income (loss) of $(200,116) and $0,
 respectively.)                                      $99,051,445  $3,578,216

Capital Share Activity
Shares sold:
   Class A Shares                                    400,563          262,408
   Class C Shares                                    63,905            40,453
Shares issued from merger:
   Class A Shares                                    5,456,474         -
   Class C Shares                                    718,100           -
Reinvestment of distributions:
   Class A Shares                                    14,308            -
   Class C Shares                                    1,810             -
Shares redeemed:
   Class A Shares                                    (610,879)        (54,070)
   Class C Shares                                    (141,081)         (20,085)
Total capital share activity                         5,903,200         228,706


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A- Significant Accounting Policies

General: The Calvert New Vision Small Cap Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The Fund, which commenced operations on January 31, 1997, offers Class A and Class C shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class
C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
The Fund originally issued an audited report dated March 31, 1997. The Fund has since established a year-end dated September 30, and issued an annual report dated September 30, 1997.

On December 12, 1997, the net assets of Calvert Strategic Growth Fund were merged into the Fund. The acquisition was accomplished by a tax-free exchange of 6,174,574 shares of the Fund (valued at $90,188,995) for the 5,697,864 shares of the Calvert Strategic Growth Fund outstanding at December 12, 1997. The Calvert Strategic Growth Fund's net assets at that date, including $2,998,545 of unrealized depreciation and $899,711 of undistributed net losses were combined with those of the Fund. The aggregate net assets of the Fund and Calvert Strategic Growth Fund immediately before the acquisition were $4,817,712 and $90,214,376, respectively.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income, expenses and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .90% of the Fund's average daily net assets. Under the terms of the agreement, $109,243 was payable at period end. The Advisor voluntarily waived and reimbursed the Fund for advisory fees, administrative fees, and other operating expenses of $54,606. Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of the Fund. Under the terms of the agreement, $8,344 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25% and 1.00% annually of average daily net assets of each Class A and Class C, respectively. Under the terms of the agreement, $27,857 was payable at period end. The Distributor received $25,822 as its portion of the commissions charged on sales of the Fund's shares.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund. Under the terms of the agreement, $8,368 was payable at period end.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus $1,500 for each Board and Committee meeting attended. Trustees fees are allocated to each of the funds served.

Note C- Investment Activity

During  the  period,  purchases  and  sales  of  investments,   other  than
short-term securities, were $23,540,612 and $21,939,033, respectively. The cost of investments owned at March 31, 1998 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $3,862,365, of which $9,579,333 related to appreciated securities and $5,716,968 related to depreciated securities.

Note D- Line of Credit

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at March 31, 1998.

Note E- Subsequent Events

Effective April 1, 1998, the Fund will begin to offer Class B shares of beneficial interest. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares. Class B shares have a higher level of expenses than Class A shares, including higher Distribution Plan expenses.

Effective June 1, 1998, the Fund will convert its existing Class C shares to new Class C shares. Class C shares will be sold without a front-end sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares sold within one year. Class C shares will have a higher level of expenses than Class A shares, including higher Distribution Plan expenses.

FINANCIAL HIGHLIGHTS

                                                 Periods Ended
                                          March 31,       Sept. 30,
Class A Shares                              1998          1997^
Net asset value, beginning                  $15.65        $15.00
Income from investment operations
     Net investment income (loss)           .03           (.05)
     Net realized and unrealized
gain (loss)                                 .52          .70
         Total from investment operations   .55           .65
Distributions from
     Net investment income                  -             -
     Net realized gain                      (.04)         -
         Total distributions                (.04)         -
Total increase (decrease) in net
asset value                                 .51             .65
Net asset value, ending                     $16.16        $15.65
Total return*                               3.54%         4.33%
Ratios to average net assets:
     Net investment income (loss)           (.49%)(a)     (.71%)(a)
     Total expenses+                        1.89%(a)      1.36% (a)
     Net expenses                           1.86%(a)      .90%(a)
     Expenses reimbursed                    .16%(a)       3.36%(a)
Portfolio turnover                          41%           196%
Average commission rate paid                $.0501        $.0488
Net assets, ending (in thousands)           $88,368       $3,260
Number of shares outstanding,
ending (in thousands)                         5,469          208

     Periods Ended
                                          March 31,       Sept. 30,
Class C Shares                              1998          1997^
Net asset value, beginning                  $15.62        $15.00
Income from investment operations
     Net investment income (loss)           (.52)         (.10)
     Net realized and unrealized
gain (loss)                                 1.05          .72
         Total from investment operations   .53           .62
Distributions from
     Net investment income                  -             -
     Net realized gain                      (.04)         -
         Total distributions                (.04)         -
Total increase (decrease) in net
asset value                                 .49             .62
Net asset value, ending                     $16.11        $15.62

Total return*                               3.39%         4.13%
Ratios to average net assets:
     Net investment income (loss)           (1.50%)(a)    (.95%)(a)
     Total expenses+                        2.97%(a)      1.47%(a)
     Net expenses                           2.75%(a)      1.15%(a)
     Expenses reimbursed                    .37%(a)       9.44%(a)
Portfolio turnover                          41%           196%
Average commission rate paid                $.0501        $.0488
Net assets, ending (in thousands)           $10,683       $318
Number of shares outstanding,
ending (in thousands)                          663         20



(a) Annualized
+ Ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
* Total return does not reflect deduction of Class A front-end sales charge. ^ From January 31, 1997 inception

CALVERT GROUP'S FAMILY OF FUNDS

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Managed Growth Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
NEW! CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWVF International Equity Fund
New Vision Small Cap Fund
New Africa Fund

March 31, 1998

SEMI-ANNUAL
REPORT

CALVERT INCOME FUND

CALVERT INCOME FUND

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105-1807

Calvert Group Web-Site
Address: http://www.calvertgroup.com

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by a prospectus.

CALVERT GROUP'S FAMILY OF FUNDS

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio
CTFR California Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Balanced Fund
CSIF Managed Growth Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Portfolio
California Muni. Intermediate Portfolio
Maryland Muni. Intermediate Portfolio
Virginia Muni. Intermediate Portfolio

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund

Equity Funds
NEW! CSIF Managed Index Portfolio
CSIF Equity Portfolio
Capital Accumulation Fund
CWVF International Equity Fund
New Vision Small Cap Fund
New Africa Fund

Table of Contents
President's Letter                         1
Portfolio Manager Remarks                  2
Schedule of Investments                    4
Statement of Assets and Liabilities        6
Statement of Operations                    7
Statements of Changes in Net Assets        8
Notes to Financial Statements              9
Financial Highlights                      12

Dear Shareholders:

At the end of 1997, a financial crisis in the developing nations of Southeast Asia emerged as a threat to this historic bull market. Market pundits sounded the warning bell, and fund managers cautioned investors to check their expectations and confirm their objectives. However, as has been the case of late, each new precipice turns out to be a launching pad for a new flight upward.

Virtually every sector of the US equity market turned in double-digit returns for the first quarter of 1998. Looking beyond the US, most international markets also posted strong gains, notably the troubled Pacific Rim countries, which snapped back sharply, and the Western European markets of Germany, France and Great Britain. We're pleased to note that almost every Calvert Group fund also reported strong absolute and relative returns.

The strength of the global stock market is due in large part to the fundamental strength of major economies around the world. Favorable investment conditions of low inflation and an expanding economy have so far helped the market work through concerns for the consequences of Southeast Asia's financial troubles and worries that companies' earnings growth may not be as robust.

This protracted bull market has shown us time and again that its strength should not be underestimated. For investors, its ability to defy prediction reinforces the soundness of a long-term approach that focuses on investors' goals rather than short-term market trends.

Thank you for choosing Calvert Group. We appreciate your business and your confidence in our investment programs.

Sincerely,



Barbara J. Krumsiek
President and CEO

April 24, 1998

Portfolio Statistics
March 31, 1998

Investment Performance

                           6 Months        12 Months
                           ended           ended
                           3/31/98         3/31/98
Income Fund                5.69%           14.01%
Lehman Aggregate
Bond Index TR              4.55%           11.99%
Lipper Corporate
Debt  Funds
BBB Rated Average          4.24%           12.65%

Maturity Schedule

                           Weighted Average
                           3/31/98         9/30/97
                           15 years        14 years

SEC Yields

                           30 days ended
                           3/31/98         9/30/97
                           5.78%           4.72%

Portfolio Quality Structure

AA                   9%
A                   18%
NR                   2%
BB                  21%
BBB                 49%
Cash Equivalents     1%





Investment performance does not reflect the deduction of any front-end sales charge. TR represents total return.

Source:  Lipper Analytical Services, Inc.

NR: Obligation is not rated by a commercial credit rating service, such as Moody's Investors Services, Inc., or Standard & Poor's Corporation; obligation has been determined to be of appropriate quality for the Portfolio by Calvert Asset Management Company, Inc. the Investment Advisor.

GREG HABEEB
OF CALVERT ASSET MANAGEMENT COMPANY

What were the leading economic factors affecting Fund management and performance?

The stage was set by a robust economy, continued low levels of inflation and declining interest rates. Financial problems in Southeast Asia played a role in keeping rates low. Market observers predicted a glut of lower priced goods would flood the market, as these nations tried to export their way out of the currency crisis.

The Federal Reserve maintained its neutral monetary policy by not stepping in to ratchet rates either up or down. Given the instability in Asia, the Fed did not want to act prematurely but will be closely monitoring the strength of the economy to see whether problems in Asia are in fact working to slow the US economy's expansion.

Was the Fund structured to take advantage of the decline in rates?

 Yes. In light of Calvert Asset Management's bullish outlook for the bond market, we had somewhat lengthened the Fund's maturity during the last six months. Prices of longer-term securities rise more in response to a decline in interest rates than those of shorter-term securities. This slightly more aggressive approach allowed us to participate more fully in the decline in rates and resulting price appreciation than our more conservative peers. Our six- and 12-month returns were above the returns for the average corporate bond fund tracked by Lipper Analytical Services, Inc.

Which sectors of the bond market outperformed?

Yields on Treasury securities dipped severely below those on comparable maturity corporate bonds as the Asian currency crisis brought about a "flight to quality." The widening spread between Treasuries and corporates was a challenge to our management style. We employ a practice of frequent relative value trading, an active approach that requires us to aggressively seek out and capitalize on short-term trading opportunities. Given that investors' appetites for non-Treasury securities was weak, corporations postponed new issuance and the pool of eligible securities dried up.

When rates hit a three-year low going into the first quarter of 1998, pent-up supply came to the market. This issuance was well-received and the spread between Treasuries and corporates narrowed somewhat.

What's your near-term outlook for the
bond market?

We expect bonds to trade near current levels until the Fed's next move. The Fed is weighing the economy's continued strength - demonstrated by strong consumer spending and a robust housing market - against concerns for inflation. So far, the rise in wages has not spilled over into consumer prices, most likely because of reduced costs for energy, information technology products and some other consumer goods.

We remain bullish on the bond market. Inflation still appears muted, which makes it less likely the Fed will need to take bold action to raise rates and slow the pace of the economy's growth. We're also encouraged by the government's continued ability to finance debt with current revenues. This leads to reduced issuance of Treasury securities and tighter supply conditions in the bond market, which puts downward pressure on yields and upward pressure on prices.

April 24, 1998

PORTFOLIO STATISTICS
March 31, 1998

Average Annual Total Returns

                           As of 3/31/98
One year                   9.74%
Five year                  5.96%
Ten year                   8.51%
Since inception            9.76%
(10/12/82)

Performance Comparison
Comparison of change in value of $10,000 investment.



Line graph here showing comparison from 4/1/98 to 3/31/98
Calvert Income Fund                      $22,683
Lehman Aggregate Bond Index              $23,550
Lipper Corp. Debt Funds BBB Rated Index  $23,500



Total returns assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end sales charge of 3.75%. No sales charge has been applied to the index used for comparison. Past performance is no guarantee of future results.

SCHEDULE OF INVESTMENTS
March 31, 1998

                                                     Principal
Debt Securities - 107.3%                             Amount     Value
Corporate Bonds - 97.9%
BNP US Funding LLC, 7.738%, 12/31/49                 $2,500,000 $2,495,890
Cable and Wireless Communication, 6.625%,
3/6/05                                               2,000,000  2,010,740
Conseco, Inc., 6.40%, 2/10/03                        2,000,000  1,989,700
Fuji JGB Investment LLC, 9.87%, 12/31/49             1,500,000  1,490,625
Hilton Hotels Corp., 7.20%, 12/15/09                 1,000,000  975,400
Hospitality Properties Trust, 7.00%, 3/1/08          600,000    589,950
HSB Capital 1, 6.50375%, 7/15/27                     1,000,000  990,930
Mark IV Industries, Inc., 7.50%, 9/1/07              1,000,000  1,000,000
Medpartners Inc., 6.875%, 9/1/00                     1,000,000  944,600
Merita Bank Ltd., 7.15%, 12/29/49                    1,500,000  1,518,021
Meyer Fred Inc., 7.375, 3/1/05                       2,500,000  2,493,750
National Australia Bank, Ltd., 6.40%, 12/10/07       1,000,000  1,005,750
North American Mortgage, 7.315%, 8/25/03             3,000,000  3,081,180
Petroleum Geo Services, 6.625%, 3/30/08
   6.625%, 3/30/08                                   2,000,000   1,991,620
   7.125%, 3/30/28                                   4,500,000   4,506,840
Riggs Capital II, 8.875%, 3/15/27                    3,200,000  3,451,616
Socgen Real Estate Co., LLC, 7.64%, 12/29/49         600,000    591,750
Sovereign Bancorp, Inc., 6.75%, 9/1/00               1,500,000  1,495,170
TU Electric Cap IV, 6.55%, 1/30/37                   2,000,000  1,931,340
United Utilities Plc., 6.45%, 4/1/08                 1,000,000  995,030
Zurich Capital Trust, 8.376%, 6/1/37                 3,000,000  3,256,350
                                                                38,806,252

Mortgage Securities - 0.0%
Government National Mortgage Association,
Pool 137518,
   11.00%, 10/15/15                                  1,527      1,734
                                                                1,734

Municipal Bonds - 4.5%
Chickasaw Nation Oklahoma Certificate of
Participation,
   10.00%, 8/1/03 *                                  1,310,000  786,000
Dauphin County Pennsylvania Health
Center General
   Authority Revenue Bond, 7.25%, 9/1/10             1,000,000  1,000,610
                                                                1,786,610

US Treasury - 4.9%
US Treasury Notes, 6.125%, 8/15/07                   1,900,000  1,941,008
                                                                1,941,008

   Total Debt Securities (Cost $43,200,789)                     42,535,604



Equity Securities - 2.6%                             Shares     Value
Preferred Stocks
Highwood Properties, Inc., Series A,
Preferred, 8.625%                                    1,000     $1,044,470

   Total Equity Securities (Cost $1,039,520)                    1,044,470

   TOTAL INVESTMENTS (Cost $44,240,309)
 - 109.9%                                                        43,580,074
   Securities Sold Short - (13.8%)                              (5,499,152)
   Other assets in excess of liabilities - 3.9%                 1,556,830
   Net Assets - 100%                                            $39,637,752



SCHEDULE OF SECURITIES SOLD SHORT
March 31, 1998

US Treasury                                          Shares     Value
US Treasury Notes, 6.125%, 8/15/07                   1,900,000  $1,941,008
US Treasury Notes, 5.50%, 2/15/08                    800,000    789,888
US Treasury Bonds, 6.125%, 11/15/27                  2,700,000  2,768,256

   Total Securities Sold Short
 (Proceeds $5,515,956)                                          5,499,152







*  This security is in default and was valued by the Board of Trustees.  See
Note A.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets                                               Value
Investments in securities, at value                  $43,580,074
Receivable for securities sold                       12,026,545
Receivable for shares sold                           58,255
Interest and dividends receivable                    572,359
Other assets                                         10,649
   Total assets                                      56,247,882

Liabilities
Payable to Bank                                      345,692
Payable for securities purchased                     10,509,873
Payable for shares redeemed                          7,079
Payable to Calvert Asset Management Co.,Inc.         32,709
Payable to Calvert Shareholders Services, Inc.       1,288
Payable to Calvert Distributors, Inc.                5,072
Securities sold short, at value
(proceeds $5,515,956)                                5,499,152
Payable for interest receivable for securities
sold short                                           181,499
Accrued expenses and other liabilities               27,766
   Total liabilities                                 16,610,130
                  Net assets                         $39,637,752

Net Assets Consist of:
Paid in capital applicable to 2,326,909
 outstanding shares of beneficial interest,
   unlimited number of no par shares authorized      39,016,304
Undistributed net investment income                  164
Accumulated net realized gain (loss) on investments  1,264,715
Net unrealized appreciation (depreciation)
 on investments                                      (643,431)

   Net Assets                                        $39,637,752

   Net Asset Value Per Share                         $17.03

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1998

Net Investment Income
Investment Income
   Interest income                                   $1,313,775
   Dividend income                                   41,288
                  Total investment income            1,355,063

Expenses
   Investment advisory fee                           137,424
   Transfer agency fees and expenses                 29,641
   Distribution plan expenses                        29,448
   Trustees' fees and expenses                       2,652
   Custodian fees                                    24,240
   Registration fees                                 10,805
   Reports to shareholders                           16,292
   Professional fees                                 30,366
   Miscellaneous                                     8,343
                  Total expenses                     289,211
                  Fees paid indirectly               (24,240)
                  Net expenses                       264,971
                  Net Investment Income              1,090,092

Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on securities               1,701,749
Change in unrealized appreciation or
depreciation                                         (591,931)

   Net Realized and Unrealized Gain
   (Loss) on Investments                             1,109,818

   Increase (Decrease) in Net Assets
   Resulting From Operations                         $2,199,910







See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                   Ended         Year Ended
                                                   March 31,     September 30,
Increase (Decrease) in Net Assets                    1998        1997
Operations
   Net investment income                           $1,090,092     $2,510,768
   Net realized gain (loss)                        1,701,749      1,530,802
   Change in unrealized appreciation
or depreciation                                     591,931)      306,476

   Increase (Decrease) in Net Assets
   Resulting From Operations                       2,199,910      4,348,046

Distributions to shareholders from
   Net investment income:
                  Class A Shares                   (1,089,928)   (2,507,902)
                  Class C Shares                           -         (2,866)
   Net realized gain:
                  Class A Shares                   (1,457,042)      (13,944)
   Total distributions                             (2,546,970)   (2,524,712)

Capital share transactions:
   Shares sold:
                  Class A Shares                     2,457,414    3,817,591
                  Class C Shares                          -           4,736
   Reinvestment of distributions:
                  Class A Shares                     2,140,638    2,067,569
                  Class C Shares                         -            2,459
   Shares redeemed:
                  Class A Shares                    (3,915,350)  (12,829,618)
                  Class C Shares                     -            (1,393,740)
   Total capital share transactions                  682,702      (8,331,003)

Total Increase (Decrease)
in Net Assets                                        335,642      (6,507,669)

Net Assets
Beginning of period                                  39,302,110    45,809,779
End of period (including undistributed
net investment
   income of $164 and $0, respectively)              $39,637,752  $39,302,110

Capital Share Activity
Shares sold:
   Class A Shares                                    142,785          228,602
   Class C Shares                                    -                    291
Reinvestment of distributions:
   Class A Shares                                    125,757           123,607
   Class C Shares                                    -                     151
Shares redeemed:
   Class A Shares                                    (227,098)        (764,324)
   Class C Shares                                    -                 (85,584)
Total capital share activity                         41,444           (497,257)




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A - Significant Accounting Policies
General: The Calvert Income Fund (the "Fund"), a series of The Calvert Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. Shares of the Fund are sold with a maximum front-end sales charge of 3.75%. On October 29, 1996, all outstanding Class C shares in the Fund were converted into an equivalent value of Class A shares. This transaction was a non-taxable exchange and no sales charge was applied to the Class A shares issued.

Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly form the values that would have been used had a ready market of the investments existed, and the differences could be material.
At March 31, 1998, $786,000 or 2.0% of net assets, were valued by the Board of Trustees.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing options securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering in futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B - Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .70% of the Fund's average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .50% annually of the Fund's average daily net assets.

The Distributor received $9,198 as its portion of the commissions charged on sales of the Fund's shares.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund. Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

Note C - Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $691,995,644 and $677,839,686, respectively. The cost of investments owned at March 31, 1998 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $643,431, of which $99,197 related to appreciated securities and $742,628 related to depreciated securities.

Note D - Line of Credit

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at March 31, 1998.

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FINANCIAL HIGHLIGHTS

                                                       Periods Ended
                                          March. 31,       Sept. 30,   Sept. 30,
Class A Shares                            1998            1997         1996
Net asset value, beginning                  $17.20        $16.47       $16.82
Income from investment operations
     Net investment income                  .48           1.02         1.01
     Net realized and unrealized
gain (loss)                                 .48          .74           (.32)
         Total from investment operations   .96           1.76         .69
Distributions from
     Net investment income                  (.48)         (1.02)       (1.01)
     Net realized gain                      (.65)         (.01)        -
     In excess of net realized gain         -             -            (.03)
         Total distributions                (1.13)        (1.03)       (1.04)
Total increase (decrease) in net
asset value                                  (.17)          .73        (.35)
Net asset value, ending                     $17.03        $17.20       $16.47

Total return*                               5.69%         11.03%       4.21%
Ratios to average net assets:
     Net investment income                  5.55%(a)      6.04%        6.02%
     Total expenses+                        1.47%(a)      1.33%        1.26%
     Net expenses                           1.35%(a)      1.26%        1.23%
Portfolio turnover                          2,008%        2,961%       153%
Net assets, ending (in thousands)           39,638        $39,302      $44,431
Number of shares outstanding,
     ending (in thousands)                  2,327         2,285        2,698

                                                        Years Ended
                                          Sept. 30,       Sept. 30,    Sept. 30,
Class A Shares                            1995            1994         1993
Net asset value, beginning                  $15.68        $18.41       $17.50
Income from investment operations
     Net investment income                  1.11          1.16         1.23
     Net realized and unrealized
gain (loss)                                 1.14         (2.42)         .91
         Total from investment operations   2.25          (1.26)       2.14
Distributions from
     Net investment income                  (1.11)        (1.16)       (1.23)
     Net realized gain                      -             (.31)        -
         Total distributions                (1.11)        (1.47)       (1.23)
Total increase (decrease) in net
asset value                                  1.14          (2.73)         .91
Net asset value, ending                     $16.82        $15.68       $18.41

Total return*                               14.90%        (6.94%)      12.74%
Ratios to average net assets:
     Net investment income                  6.89%         6.86%        6.93%
     Total expenses+                        1.26%         N/A          N/A
     Net expenses                           1.23%         1.07%        1.00%
Portfolio turnover                          135%          34%          25%
Net assets, ending (in thousands)           $42,637       $45,936      $53,134
Number of shares outstanding,
     ending (in thousands)                  2,535         2,929        2,886

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FINANCIAL HIGHLIGHTS

                                                 Periods Ended
                                            Oct. 29,      Sept. 30,
Class C Shares                              1996          1996
Net asset value, beginning                  $16.19        $16.56
Income from investment operations
     Net investment income                  .01           .74
     Net realized and unrealized
gain (loss)                                 .31          (.42)
         Total from investment operations   .32           .32
Distributions from
     Net investment income                  (.04)         (.66)
     In excess of net realized gain         -             (.03)
         Total distributions                (.04)         (.69)
Total increase (decrease) in net
asset value                                 .28           (.37)
Net asset value, ending                     $16.47        $16.19

Total return*                               2.01%         1.96%
Ratios to average net assets:
     Net investment income                  3.65%(a)      3.96%
     Total expenses+                        3.29%(a)      3.37%
     Net expenses                           3.26%(a)      3.34%
     Expenses reimbursed                    .63%(a)       -
Portfolio turnover                          2%            153%
Net assets, ending (in thousands)           $1,064        $1,379
Number of shares outstanding,
     ending (in thousands)                  65            85

     Years Ended                            Sept. 30,     Sept. 30,
Class C Shares                              1995          1994^
Net asset value, beginning                  $15.63        $17.35
Income from investment operations
     Net investment income                  .81           .57
     Net realized and unrealized
gain (loss)                                 1.09         (1.67)
         Total from investment operations   1.90          (1.10)
Distributions from
     Net investment income                  (.97)         (.62)
     In excess of net realized gain         -             -
         Total distributions                (.97)         (.62)
Total increase (decrease) in net
asset value                                  .93         (1.72)
Net asset value, ending                     $16.56        $15.63

Total return*                               12.58%        (5.47%)
Ratios to average net assets:
     Net investment income                  4.71%         5.62%(a)
     Total expenses+                        3.37%         N/A
     Net expenses                           3.34%         2.65%(a)
     Expenses reimbursed                    .69%          7.29%(a)
Portfolio turnover                          135%          34%
Net assets, ending (in thousands)           $766          $413
Number of shares outstanding,
     ending (in thousands)                  46            26



(a) Annualized
* Total retufn is not annualized and does not reflect deduction of any front-end load sales charge.
+ Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
^  From March 1, 1994 inception
N/A Disclosure not applicable to prior periods.